Available-for-Sale-Securities	12 Months Ended
Mar. 31, 2022
Tyme Technologies, Inc. and Subsidiaries [Member]
Marketable Securities [Line Items]
Available-for-Sale-Securities
Note 4.
Available-for-Sale-Securities.
The following table summarizes
available-for-sale
securities recorded in cash and cash equivalents or marketable securities as of March 31, 2022:

	March 31, 2022
	Amortized cost	Gross Unrealized Gains		Gross Unrealized Loss	Fair Value
Money market funds	$3,409,178		$—	$—	$3,409,178
Corporate debt securities	32,831,174		—	(343,134)	32,488,040
Municipal debt securities	37,405,722		—	(201,130)	37,204,592

Total	$73,646,074	$		$(544,264)	$73,101,810

The following table summarizes the classification of
available-for-sale
securities:

	March 31, 2022	March 31, 2021
Cash and cash equivalents	$3,409,178	$—
Marketable securities	69,692,632	—

Total	$73,101,810	$—

The following table summarizes our portfolio of
available-for-sale
securities by contractual maturity:

	Less than 12 months		12 months or Longer		Total
	Fair Value	Net Unrealized Losses	Fair Value	Net Unrealized Losses	Fair Value	Net Unrealized Losses
Money market funds	$3,409,178	$—	$—	$—	$3,409,178	$—
Corporate debt securities	26,195,025	(227,300)	6,293,015	(115,834)	32,488,040	(343,134)
Municipal debt securities	34,416,936	(153,855)	2,787,656	(47,275)	37,204,592	(201,130)

Total	$64,021,139	$(381,155)	$9,080,671	$(163,109)	$73,101,810	$(544,264)